Income Taxes (Components Of Income (Loss) Before Provision/(Benefit) For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Income (loss) before provision for income taxes	$ 734.2	$ (415.4)	$ 245.9
U.S. [Member]
Income Tax Examination [Line Items]
Income (loss) before provision for income taxes	374.2	(1,004.3)	(593.0)
Non-U.S. [Member]
Income Tax Examination [Line Items]
Income (loss) before provision for income taxes	$ 360.0	$ 588.9	$ 838.9